Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Logan Capital Broad Innovative Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Logan Capital Broad Innovative Growth ETF NAV
Average Annual Return, Percent	12.40%	16.36%	13.85%
Russell 1000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	11.94%	15.42%	12.03%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	14.41%	17.20%	15.25%